SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES MEASURED AND RECOGNIZED (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Marketable securities	$ 22,421	$ 22,462
Trade and other receivables	100,263	88,399
Assets	256,290	220,900
Consideration payable	40,080	47,402
Liabilities	170,168	157,212
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Marketable securities	22,421	22,462
Trade and other receivables
Assets	22,421	22,462
Consideration payable
Liabilities
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Marketable securities
Trade and other receivables	44,440	20,371
Assets	44,440	20,371
Consideration payable
Liabilities
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Marketable securities
Trade and other receivables
Assets
Consideration payable	35,066	20,243
Liabilities	$ 35,066	$ 20,243